Share-Based Payments - Stock Option Narrative (Details)	12 Months Ended
Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares	1,181,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Contractual term (years)	10 years
Holding period	1 year
Exercise period in the event of a divestiture or restructuring	3 months
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares	0